Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	€ 1,255,948	€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,241,981	3,367,111
Accounts receivable from related parties	33,026	40,936
Inventories	2,086,490	2,067,922
Other current assets	605,276	671,835
Other current financial assets	556,990	433,740
Assets held for sale	44,690	161,013
Total current assets	7,824,401	7,922,744
Property, plant and equipment	3,264,804	3,646,126
Right-of-use assets	3,133,305	3,612,456
Intangible assets	1,249,794	1,370,080
Goodwill	13,585,362	15,170,652
Deferred taxes	230,773	229,509
Investment in equity method investees	751,181	620,831
Other non-current assets	234,743	198,325
Other non-current financial assets	612,642	795,856
Total non-current assets	23,062,604	25,643,835
Total assets	30,887,005	33,566,579
Liabilities
Accounts payable to unrelated parties	725,847	904,278
Accounts payable to related parties	101,185	80,044
Current provisions and other current liabilities	1,556,182	1,499,934
Other current financial liabilities	2,063,237	1,787,373
Short-term debt from unrelated parties	67,486	2,099
Current portion of long-term debt	475,761	575,283
Current portion of lease liabilities from unrelated parties	568,200	615,983
Current portion of lease liabilities from related parties	25,847	24,901
Income tax liabilities	173,344	142,654
Liabilities directly associated with assets held for sale	2,329	27,511
Total current liabilities	5,759,418	5,660,060
Long-term debt, less current portion	6,322,900	6,260,825
Lease liabilities from unrelated parties, less current portion	2,941,853	3,411,855
Lease liabilities from related parties, less current portion	70,618	87,962
Non-current provisions and other non-current liabilities	349,516	374,163
Other non-current financial liabilities	197,959	538,685
Pension liabilities	588,273	678,673
Income tax liabilities	82,343	76,953
Deferred taxes	665,719	708,890
Total non-current liabilities	11,219,181	12,138,006
Total liabilities	16,978,599	17,798,066
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 382,754,793 shares authorized, 293,413,449 issued and 289,848,926 outstanding as of September 30, 2025 (December 31, 2024: 362,370,124 shares authorized, 293,413,449 shares issued and outstanding)	293,413	293,413
Treasury stock, at cost	(148,297)
Additional paid-in capital	2,624,556	3,345,408
Retained earnings	11,844,593	11,266,287
Accumulated other comprehensive income (loss)	(1,665,465)	(328,545)
Total FME AG shareholders' equity	12,948,800	14,576,563
Noncontrolling interests	959,606	1,191,950
Total equity	13,908,406	15,768,513
Total liabilities and equity	€ 30,887,005	€ 33,566,579